Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Collateral Trust Mortgage Bonds, 4.90% Series due April 15, 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,512,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,507.68
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Entergy Louisiana, LLC's Registration Statement on Form S-3 (File No. 333-289302-04), which was filed on August 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Collateral Trust Mortgage Bonds, 5.65% Series due April 15, 2056
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,097,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,174.17
Offering Note	See Offering Note 1.